CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts		$ 232,500	$ 5,000
STOCKHOLDERS' EQUITY
Common Stock par value	$ 0.01	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000	50,000,000
Common Stock shares issued	10,297,139	10,197,139	8,872,916
Common Stock shares outstanding	10,297,139	10,197,139	8,872,916